Condensed Consolidated Statements of Changes in Convertible Preferred Shares And Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Series A Convertible Preferred Shares [Member]	Series B Convertible Preferred Shares [Member]	Series B-1 Convertible Preferred Shares [Member]	Series C Convertible Preferred Shares [Member]	Series C-1 Convertible Preferred Shares [Member]	Total Convertible Preferred Shares [Member]	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance convertible preferred shares at Dec. 31, 2017			$ 9,000	$ 66,348	$ 12,500	$ 0	$ 0	$ 87,848
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2017			20,418,209	15,906,053	3,032,940	0	0
Beginning balance at Dec. 31, 2017		$ (25,644)								[1]	$ 547	$ (26,191)
Beginning balance (Shares) at Dec. 31, 2017									15,004,740
Exercise of shares options		10									10
Exercise of shares options (Shares)	[1]								74,040
Share-based Compensation		1,377									1,377
Net Loss		(56,400)										(56,400)
Ending balance convertible preferred shares at Dec. 31, 2018			$ 9,000	$ 66,348	$ 12,500	$ 0	$ 0	87,848
Ending balance convertible preferred shares (Shares) at Dec. 31, 2018			20,418,209	15,906,053	3,032,940	0	0
Ending balance at Dec. 31, 2018		(80,657)								[1]	1,934	(82,591)
Ending balance (Shares) at Dec. 31, 2018									15,078,780
Issuance of Shares net of Issuance costs						$ 161,233		161,233
Issuance of Shares net of Issuance costs (Shares)						28,216,005
Exercise of shares options		73									73
Exercise of shares options (Shares)	[1]								776,508
Share-based Compensation		2,171									2,171
Net Loss		(67,301)										(67,301)
Ending balance convertible preferred shares at Dec. 31, 2019			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 0	249,081
Ending balance convertible preferred shares (Shares) at Dec. 31, 2019			20,418,209	15,906,053	3,032,940	28,216,005	0
Ending balance at Dec. 31, 2019		(145,714)								[1]	4,178	(149,892)
Ending balance (Shares) at Dec. 31, 2019									15,855,288
Exercise of shares options		178									178
Exercise of shares options (Shares)									664,606
Share-based Compensation		1,585									1,585
Net Loss		(33,511)										(33,511)
Ending balance convertible preferred shares at Jun. 30, 2020			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 0	249,081
Ending balance convertible preferred shares (Shares) at Jun. 30, 2020			20,418,209	15,906,053	3,032,940	28,216,005	0
Ending balance at Jun. 30, 2020		(177,462)									5,941	(183,403)
Ending balance (Shares) at Jun. 30, 2020									16,520,094
Beginning balance convertible preferred shares at Dec. 31, 2019			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 0	249,081
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2019			20,418,209	15,906,053	3,032,940	28,216,005	0
Beginning balance at Dec. 31, 2019		(145,714)								[1]	4,178	(149,892)
Beginning balance (Shares) at Dec. 31, 2019									15,855,288
Issuance of Shares net of Issuance costs							$ 23,734	23,734
Issuance of Shares net of Issuance costs (Shares)							2,699,114
Exercise of shares options		$ 284								[1]	284
Exercise of shares options (Shares)		1,092,938							1,092,938
Share-based Compensation		$ 3,196									3,196
Net Loss		(81,511)										(81,511)
Ending balance convertible preferred shares at Dec. 31, 2020			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734	272,815
Ending balance convertible preferred shares (Shares) at Dec. 31, 2020			20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Ending balance at Dec. 31, 2020		(223,745)								[1]	7,658	(231,403)
Ending balance (Shares) at Dec. 31, 2020									16,948,226
Beginning balance convertible preferred shares at Mar. 31, 2020			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 0	272,815
Beginning balance convertible preferred shares (Shares) at Mar. 31, 2020			20,418,209	15,906,053	3,032,940	28,216,005	0
Beginning balance at Mar. 31, 2020		(165,419)								[1]	5,175	(169,661)
Beginning balance (Shares) at Mar. 31, 2020									16,368,231
Exercise of shares options		114									114
Exercise of shares options (Shares)									151,863
Share-based Compensation		652									652
Net Loss		(13,742)										(13,742)
Ending balance convertible preferred shares at Jun. 30, 2020			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 0	249,081
Ending balance convertible preferred shares (Shares) at Jun. 30, 2020			20,418,209	15,906,053	3,032,940	28,216,005	0
Ending balance at Jun. 30, 2020		(177,462)									5,941	(183,403)
Ending balance (Shares) at Jun. 30, 2020									16,520,094
Beginning balance convertible preferred shares at Dec. 31, 2020			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734	272,815
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2020			20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Beginning balance at Dec. 31, 2020		(223,745)								[1]	7,658	(231,403)
Beginning balance (Shares) at Dec. 31, 2020									16,948,226
Conversion of Convertible Preferred shares		272,815	$ (9,000)	$ (66,348)	$ (12,500)	$ (161,233)	$ (23,734)	(272,815)			272,815
Conversion of Convertible Preferred shares (Shares)			(20,418,209)	(15,906,053)	(3,032,940)	(28,216,005)	(3,045,792)		70,618,999
Issuance of Shares net of Issuance costs (Shares)							346,678
Issuance of common stock in connection with PIPE offering, net of issuance costs		164,133									164,133
Issuance of common stock in connection with PIPE offering, net of issuance costs (in Shares)									28,322,341
Reverse merger, net of issuance costs		168,352									168,352
Reverse merger, net of issuance costs (in Shares)									16,246,454
Exercise of shares options		468									468
Exercise of shares options (Shares)									1,071,897
Share-based Compensation		51,662									51,662
Net Loss		(93,210)										(93,210)
Ending balance convertible preferred shares (Shares) at Jun. 30, 2021				0	0	0	0
Ending balance at Jun. 30, 2021		340,475									665,088	(324,613)
Ending balance (Shares) at Jun. 30, 2021									133,207,917
Beginning balance convertible preferred shares at Mar. 31, 2021			$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734	272,815
Beginning balance convertible preferred shares (Shares) at Mar. 31, 2021			20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Beginning balance at Mar. 31, 2021		(244,401)									7,658	(252,079)
Beginning balance (Shares) at Mar. 31, 2021									16,948,226
Conversion of Convertible Preferred shares		272,815	$ (9,000)	$ (66,348)	$ (12,500)	$ (161,233)	$ (23,734)	$ (272,815)			272,815
Conversion of Convertible Preferred shares (Shares)			(20,418,209)	(15,906,053)	(3,032,940)	(28,216,005)	(3,045,792)		70,618,999
Issuance of Shares net of Issuance costs (Shares)							346,678
Issuance of common stock in connection with PIPE offering, net of issuance costs		164,133									164,133
Issuance of common stock in connection with PIPE offering, net of issuance costs (in Shares)									28,322,341
Reverse merger, net of issuance costs		168,352									168,352
Reverse merger, net of issuance costs (in Shares)									16,246,454
Exercise of shares options		468									468
Exercise of shares options (Shares)									1,071,897
Share-based Compensation		49,887									49,887
Net Loss		(72,534)										(72,534)
Ending balance convertible preferred shares (Shares) at Jun. 30, 2021				0	0	0	0
Ending balance at Jun. 30, 2021		$ 340,475									$ 665,088	$ (324,613)
Ending balance (Shares) at Jun. 30, 2021									133,207,917

[1]	Represents amounts lower than $ 1.